PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 7,189,000	$ 8,525,000
Accumulated depreciation	6,921,000	8,224,000
Property and equipment, net	268,000	301,000
Reduction in accumulated depreciation due to fully deprecated equipment no longer in service	0	1,422,000
Demonstration and rental equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	688,000	2,107,000
Accumulated depreciation	671,000	2,068,000
Research and development equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	3,760,000	3,712,000
Accumulated depreciation	3,694,000	3,660,000
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,190,000	1,185,000
Accumulated depreciation	1,171,000	1,155,000
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,117,000	1,091,000
Accumulated depreciation	1,021,000	999,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	434,000	430,000
Accumulated depreciation	$ 364,000	$ 342,000